CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 45,832	$ 50,786	$ 39,716
Loss from operations	120,583	130,107	98,407
Interest income	5,858	3,686	3,253
Interest expenses	(1,404)	(1,821)	(1,998)
Income before income taxes	137,742	125,227	91,312
Income tax expenses	14,238	26,040	19,861
Net income	118,471	96,527	69,620
Other comprehensive income, net of tax of nil
Translation adjustment	(48,841)	(1,386)	2,146
Comprehensive income	74,663	97,801	73,597
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	4,484	3,169	3,721
Loss from operations	(4,484)	(3,169)	(3,721)
Other expense, net	(93)	(35)	0
Interest income	80	1	0
Interest expenses	(705)	(463)	0
Foreign exchange gains (losses)	(719)	238	263
Equity in profit of subsidiaries	124,392	99,955	73,078
Income before income taxes	118,471	96,527	69,620
Income tax expenses	0	0	0
Net income	118,471	96,527	69,620
Other comprehensive income, net of tax of nil
Translation adjustment	(46,052)	(1,427)	2,140
Comprehensive income	$ 72,419	$ 95,100	$ 71,760